STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payment arrangements [Abstract]
Schedule of DSU and RSU activity
DSU and RSU Activity (Number of Units in Thousands)

	DSUs	Fair value	RSUs	Fair value
At January 1, 2020	476	$8.8	3,110	$41.5
Settled for cash	—	—	(2,136)	(47.3)
Forfeited	—	—	(313)	(5.7)
Granted	85	2.0	1,923	35.2
Credits for dividends	—	—	39	0.9
Change in value	—	2.0	—	14.0
At December 31, 2020	561	$12.8	2,623	$38.6
Settled for cash	—	—	(1,435)	(36.2)
Granted	117	2.2	1,300	26.4
Credits for dividends	—	—	30	0.6
Change in value	—	(2.4)	—	1.6
At December 31, 2021	678	$12.6	2,518	$31.0

Schedule of employee stock option activity
Employee Stock Option Activity (Number of Shares in Millions)

	2021		2020
	Shares	Average Price	Shares	Average Price
C$ options
At January 1	0.1	$10	0.2	$10
Exercised	(0.1)	10	(0.1)	10
At December 31	—	$—	0.1	$10
US$ options
At January 1	—	$—	0.1	$32
Cancelled/expired	—	—	(0.1)	32
At December 31	—	$—	—	$—